Loans and borrowings - Details of Individual Loans (Details) $ in Millions				12 Months Ended
	Nov. 10, 2025 EUR (€)	May 07, 2024 EUR (€)	Feb. 02, 2024 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($)	Nov. 10, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 07, 2024 USD ($)	Sep. 22, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings				€ 32,600,000		€ 26,000,000.0
Total non-current loans and borrowings				2,258,600,000		2,151,400,000
Borrowings				2,291,200,000		2,177,400,000
Net loss on refinancing	€ 75,900,000
Net gain on refinancing		€ 10,300,000	€ 4,100,000	€ 0		14,400,000		€ 16,700,000
Financing income on amendment of terms of debt								€ 17,200,000
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Interest rate				2.50%					2.50%
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Interest rate	2.50%							3.00%		2.50%		2.50%	3.75%
Notional amount				€ 527,900,000		662,600,000			$ 620.0	$ 679.1	$ 686.1	$ 693.0	$ 700.0
Repayments of non-current borrowings				5,300,000	$ 6.2	6,700,000	$ 6.9
Senior EUR Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 130,000,000.0			880,000,000.0		130,000,000.0
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings				5,300,000		7,100,000
Total non-current loans and borrowings				1,402,800,000		1,308,900,000
Gross | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings				800,000,000.0		800,000,000.0
Less than one year | Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings				28,600,000		26,000,000.0
Less than one year | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings				(1,300,000)		(7,100,000)
Later than one year [member] | Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings				60,700,000		68,100,000
2 to 5 years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings				(4,300,000)		(25,600,000)
More than five years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings				€ (600,000)		€ 0